Share capital - Reconciliation, additional information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands														1 Months Ended						12 Months Ended
	Dec. 07, 2020 USD ($) shares	Oct. 30, 2020 USD ($) $ / shares shares	Oct. 06, 2020 shares	Aug. 27, 2020 USD ($) shares	Aug. 27, 2020 CAD ($) shares	Oct. 08, 2019 USD ($) shares	Oct. 08, 2019 CAD ($) shares	Oct. 01, 2019	Aug. 14, 2019 USD ($) shares	Jul. 08, 2019 USD ($) shares	Jun. 10, 2019 USD ($) shares	May 24, 2019 USD ($) shares	May 13, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Oct. 30, 2020 $ / shares
Disclosure of classes of share capital [line items]
Number of stock options exercised (in shares) | shares									6,900	34,800	6,900		386,100	32,052	3,277	90,000	50,000	13,800	2,300	192,431	434,700
Proceeds from exercise of stock options									$ 18	$ 28	$ 17		$ 311	$ 68	$ 43	$ 73	$ 40	$ 23	$ 6	$ 244	$ 374
Number of shares converted (in shares) | shares												800,000
Conversion of promissory note (Note 11)												$ 6,120									6,120
Stock split ratio								100
IPO share issuance (in shares) | shares	3,450,000					4,687,500	4,687,500
Gross consideration on issuance of shares through IPO	$ 165,600					$ 56,261	$ 75,000
Share issuance costs	10,685			$ 923		3,847
IPO share issuance	$ 154,915					$ 52,414														154,915	$ 52,414
Bought deal share offering (in shares) | shares				500,000	500,000
Gross proceeds from issuance of shares in bought deal offering				$ 19,029	$ 25,000
Bought deal share offering				$ 18,106																18,106
Number of units released (in shares) | shares			5,883
Shares issued in connection with business combinations (Note 4 and 13)																				$ 1,163
forMetris
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value		$ 6,417
Number of shares issued in acquisition (in shares) | shares		29,024
Shares issued in connection with business combinations (Note 4 and 13)		$ 1,163
Fair value price per share (in cad per share) | (per share)		$ 40.07																				$ 53.38
DSUs
Disclosure of classes of share capital [line items]
Number of units released (in shares) | shares			5,883																	5,883